FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

============================ Nuveen Dividend Advantage Municipal Fund 3 ============================

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:	MHD	Security ID:	09253N104
Meeting Date:	JUL 30, 2014	Meeting Type:	Annual
Record Date:	JUN 03, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director Richard E. Cavanagh	For	For	Management
1.4	Elect Director Kathleen F. Feldstein	For	For	Management
1.5	Elect Director James T. Flynn	For	For	Management
1.6	Elect Director Henry Gabbay	For	For	Management
1.7	Elect Director Jerrold B. Harris	For	For	Management
1.8	Elect Director R. Glenn Hubbard	For	For	Management
1.9	Elect Director Karen P. Robards	For	For	Management

DREYFUS STRATEGIC MUNICIPALS, INC.

Ticker:	LEO	Security ID:	261932107
Meeting Date:	JUN 05, 2015	Meeting Type:	Annual
Record Date:	MAR 27, 2015

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Hans C. Mautner	For	For	Management
1.2	Elect Director Burton N. Wallack	For	For	Management

DWS ADVISOR FUNDS

Ticker:	KTF	Security ID:	23338M106
Meeting Date:	SEP 03, 2014	Meeting Type:	Annual
Record Date:	JUL 02, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director John W. Ballantine	For	For	Management
1.2	Elect Director Kenneth C. Froewiss	For	For	Management
1.3	Elect Director Rebecca W. Rimel	For	For	Management

INVESCO MUNICIPAL OPPORTUNITY TRUST

Ticker:	VMO	Security ID:	46132C107
Meeting Date:	AUG 29, 2014	Meeting Type:	Annual
Record Date:	JUL 08, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Albert R. Dowden	For	For	Management
1.2	Elect Director Prema Mathai-Davis	For	For	Management
1.3	Elect Director Raymond Stickel, Jr.	For	For	Management
1.4	Elect Director David C. Arch	For	For	Management
1.5	Elect Director Larry Soll	For	For	Management
1.6	Elect Director Philip A. Taylor	For	For	Management
1.7	Elect Director Suzanne H. Woolsey	For	For	Management
1.8	Elect Director James T. Bunch	For	For	Management
1.9	Elect Director Bruce L. Crockett	For	For	Management
1.10	Elect Director Rodney F. Dammeyer	For	For	Management
1.11	Elect Director Jack M. Fields	For	For	Management
1.12	Elect Director Martin L. Flanagan	For	For	Management

INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:	VGM	Security ID:	46131M106
Meeting Date:	AUG 29, 2014	Meeting Type:	Annual
Record Date:	JUL 08, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Albert R. Dowden	For	For	Management
1.2	Elect Director Prema Mathai-Davis	For	For	Management
1.3	Elect Director Raymond Stickel, Jr.	For	For	Management
1.4	Elect Director David C. Arch	For	For	Management
1.5	Elect Director Larry Soll	For	For	Management
1.6	Elect Director Philip A. Taylor	For	For	Management
1.7	Elect Director Suzanne H. Woolsey	For	For	Management
1.8	Elect Director James T. Bunch	For	For	Management
1.9	Elect Director Bruce L. Crockett	For	For	Management
1.10	Elect Director Rodney F. Dammeyer	For	For	Management
1.11	Elect Director Jack M. Fields	For	For	Management
1.12	Elect Director Martin L. Flanagan	For	For	Management

PIMCO MUNICIPAL INCOME FUND II

Ticker:	PML	Security ID:	72200W106
Meeting Date:	JUL 10, 2014	Meeting Type:	Special
Record Date:	APR 09, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Investment Management Agreement	For	For	Management

PIMCO MUNICIPAL INCOME FUND II

Ticker:	PML	Security ID:	72200W106
Meeting Date:	DEC 18, 2014	Meeting Type:	Annual
Record Date:	NOV 03, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Craig A. Dawson	For	For	Management
1.2	Elect Director Bradford K. Gallagher	For	For	Management
1.3	Elect Director John C. Maney	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 21, 2015